Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net profit / (loss)	€ (1,136.1)	€ (665.3)	€ 930.3
Income taxes	85.3	(12.4)	255.8
Profit / (Loss) before tax	(1,050.8)	(677.7)	1,186.1
Adjustments to reconcile loss before tax to net cash flows:
Depreciation, amortization and impairment of property, plant, equipment, intangible assets and right-of-use assets	382.8	298.0	183.4
Share-based payment expenses	106.2	100.9	51.4
Net foreign exchange differences	(6.6)	(109.5)	(298.0)
(Gain) / Loss on disposal of property, plant and equipment	(2.5)	(0.3)	3.8
Finance income excluding foreign exchange differences	(423.9)	(648.5)	(519.6)
Finance expense excluding foreign exchange differences	21.4	27.4	7.9
Government grants	(63.0)	(31.5)	2.4
Other non-cash (income) / loss	585.4	0.0	0.0
Unrealized (gain) / loss on derivative instruments at fair value through profit or loss	(10.4)	4.6	175.5
Working capital adjustments:
Decrease in trade and other receivables, contract assets and other assets	1,083.7	387.7	5,374.0
Decrease in inventories	177.9	74.5	81.9
(Decrease) / Increase in trade payables, other financial liabilities, other liabilities, contract liabilities, refund liabilities and provisions	(723.8)	758.4	118.9
Interest received and realized gains from cash and cash equivalents	337.0	474.9	258.2
Interest paid and realized losses from cash and cash equivalents	(11.0)	(13.5)	(5.4)
Income tax received / (paid), net	3.8	(389.2)	(482.9)
Share-based payments	(25.3)	(154.5)	(766.2)
Government Grants Received	75.1	106.0	0.0
Net cash flows from operating activities	456.0	207.7	5,371.4
Investing activities
Purchase of property, plant and equipment	(175.1)	(286.5)	(249.4)
Proceeds from sale of property, plant and equipment	4.5	1.2	(0.7)
Purchase of intangible assets	(573.9)	(165.8)	(455.4)
Acquisition of subsidiaries and businesses, net of cash acquired	186.3	0.0	(336.9)
Investment in other financial assets	(11,422.5)	(12,370.3)	(7,128.4)
Proceeds from maturity of other financial assets	9,512.2	10,740.2	1,216.3
Net cash flows used in investing activities	(2,468.5)	(2,081.2)	(6,954.5)
Financing activities
Proceeds from loans and borrowings	6.7	0.0	0.3
Repayment of loans and borrowings	(18.0)	(2.3)	(0.1)
Payments related to lease liabilities	(39.6)	(43.6)	(40.3)
Share repurchase program	0.0	0.0	(738.5)
Transaction costs related to issuance of share capital	(2.0)	0.0	0.0
Net cash flows used in financing activities	(52.9)	(45.9)	(778.6)
Net decrease in cash and cash equivalents	(2,065.4)	(1,919.4)	(2,361.7)
Change in cash and cash equivalents resulting from exchange rate differences	(27.0)	14.8	(14.5)
Change in cash and cash equivalents resulting from other valuation effects	5.9	2.8	164.8
Cash and cash equivalents at the beginning of the period	9,761.9	11,663.7	13,875.1
Cash and cash equivalents as of December 31	€ 7,675.4	€ 9,761.9	€ 11,663.7